Cover	Mar. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 06, 2023
Entity Registrant Name	SCIENCE 37 HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39727
Entity Tax Identification Number	84-4278203
Entity Address, Address Line One	800 Park Offices Drive
Entity Address, Address Line Two	Suite 3606
Entity Address, City or Town	Research Triangle Park
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
City Area Code	984
Local Phone Number	377-3737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Common stock, par value $0.0001 per share
Trading Symbol	SNCE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819113
Amendment Flag	false